Consolidated Statements of Changes In Shareholder's Equity $ in Thousands	Ordinary Shares CNY (¥) shares	Convertible Preferred Shares CNY (¥) shares	Additional paid-in-capital CNY (¥)	Retained earnings (Accumulated deficit) CNY (¥)	Accumulated other comprehensive loss CNY (¥)	Parent CNY (¥)	Non-controlling interest CNY (¥)	USD ($)	CNY (¥)
Balance at Dec. 31, 2019	¥ 11	¥ 10	¥ 61,919	¥ (56,197)	¥ (2,958)	¥ 2,785	¥ 22,739		¥ 25,524
Balance (in Shares) at Dec. 31, 2019 | shares	225,000,000	193,668,615
Contribution from non-controlling shareholders			14,432			14,432	18,665		33,097
Repurchase of non-controlling interests			(867)			(867)	(223)		(1,090)
Net (loss)/profit				(12,993)		(12,993)	3,218	$ (9,775)	(9,775)
Share-based compensation of subsidiary							520	520	520
Foreign currency translation					(378)	(378)	1,573		1,195
Balance at Dec. 31, 2020	¥ 11	¥ 10	75,484	(69,190)	(3,336)	2,979	46,492		49,471
Balance (in Shares) at Dec. 31, 2020 | shares	225,000,000	193,668,615
Repurchase of non-controlling interests			(236)			(236)	(948)		(1,184)
Net (loss)/profit				(23,721)		(23,721)	5,631	(18,090)	(18,090)
Dividend paid to noncontrolling shareholders							(6,620)		(6,620)
Share-based compensation of subsidiary			(157)			(157)	2,136	1,668	1,979
Foreign currency translation					(301)	(301)	1,208		907
Balance at Dec. 31, 2021	¥ 11	¥ 10	75,091	(92,911)	(3,637)	(21,436)	47,899	(21,436)	26,463
Balance (in Shares) at Dec. 31, 2021 | shares	225,000,000	193,668,615
Repurchase of non-controlling interests			(276)			(276)	(234)		(510)
Net (loss)/profit				(6,669)		(6,669)	(5,230)	(11,899)	(11,899)
Disposal of Shengda Group			21,059			21,059	2,163		23,222
Share-based compensation of subsidiary			(123)			(123)	2,033	1,599	1,910
Foreign currency translation					2,161	2,161	(4,571)		(2,410)
Balance at Dec. 31, 2022	¥ 11	¥ 10	¥ 95,751	¥ (99,580)	¥ (1,476)	¥ (5,284)	¥ 42,060	$ (5,284)	¥ 36,776
Balance (in Shares) at Dec. 31, 2022 | shares	225,000,000	193,668,615